Trade and other Payables (Tables)	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER PAYABLES
Summary of Trade and Other Current Payables

	Current		Non-current
	12-31-2024	12-31-2023	12-31-2024	12-31-2023
Trade payables	ThCh$	ThCh$	ThCh$	ThCh$
Energy suppliers (1)	595,215,006	296,463,374	965,522,118	595,066,548
Fuel and gas suppliers	189,221,414	255,565,802	—	—
Payables for goods and services	483,630,510	360,701,265	—	290,572
Payables for assets acquisition	177,602,375	411,906,974	187,990	165,073
Subtotal Trade Payables	1,445,669,305	1,324,637,415	965,710,108	595,522,193
Other Payables
Dividends payable to third parties	35,680,069	80,661,541	—	—
Payables to employees	42,498,778	46,238,848	—	—
Other payables	6,586,380	12,954,161	362,009	12,664
Subtotal other current payables	84,765,227	139,854,550	362,009	12,664
Total	1,530,434,532	1,464,491,965	966,072,117	595,534,857

(1)The non-current portion shows delays in payments for energy purchases of ThCh$965,522,118 as of December 31, 2024 and ThCh$595,066,548 as of December 31, 2023, generated by the temporary electric power pricing stabilization mechanism for customers subject to price regulation, as established in Laws No. 21,185, No. 21,472 and No. 21,667 (see Note 9.a.1.ii).